SHARE-BASED COMPENSATION - Outstanding principal and all unpaid and accrued interest (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Total intrinsic value of stock options exercised			$ 379,276	$ 0
Weighted-average grant date fair value	$ 0	$ 1.77	$ 3.94	$ 0.55
Unamortized compensation expense	$ 212,195		$ 432,520
Unamortized compensation expense recognized over the remaining requisite service period	2 years 1 month 6 days		2 years 4 months 24 days
Proceeds from exercise of stock options	$ 75,277		$ 58,648	$ 0